Income Taxes - Geographic Source of Income Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
U.S.	$ (124,154)	$ (99,738)	$ (35,782)
Other than U.S.	206,469	164,348	(1,691)
Income before provision for income taxes	$ 82,315	$ 64,610	$ (37,473)